Purchase Obligations (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
2016	$ 10,756
2017	4,832
2018	231
2019	2
2020	0
Thereafter	0
Total minimum future purchase obligations	$ 15,821